Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Segment	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segmental Reporting [Abstract]
Number of reportable segment	1
Revenue [Member] | Customer Concentration [Member] | Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	99.00%	100.00%